Earnings (Losses) Per Share - Schedule of Basic and Diluted Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator for basic and diluted earnings (losses) per share:
Net loss	$ (13,518)	$ (16,800)	$ (64,351)
Weighted average ordinary shares outstanding:
Denominator for basic losses per share	45,244,517	47,482,820	49,160,266
Denominator for diluted losses per share	45,244,517	47,482,820	49,160,266
Basic losses per share	$ (0.3)	$ (0.35)	$ (1.31)
Diluted losses per share	$ (0.3)	$ (0.35)	$ (1.31)